Entity Information (Details)	Sep. 06, 2024	Sep. 21, 2023 $ / shares shares	Nov. 08, 2022 EUR (€)
Entity Information [Line Items]
Ordinary share percentage			100.00%
Consumption of electricity (in Euro) | €			€ 2,250
Public offering price per shares (in Dollars per share) | $ / shares		$ 5
Purchase to additional ads (in Shares)		150,000
Percentage of equivalent of ads		15.00%
Owned subsidiary percentage	50.00%
Underwriting Agreement [Member]
Entity Information [Line Items]
Number of share sold (in Shares)		1,000,000